J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	303955762	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Inaccurate- The security instrument was not completed accurately. The PUD Rider name does not match the Appraisal and legal description referenced in Exhibit A. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Insufficient Documentation-

The Underwriter's conclusions on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The loan file contains the underwriter's income calculation worksheet; however, is missing all income documentation: (1) XXXX and XXXX Business Tax Returns for XXXX (2) XXXX and XXXX Personal Tax Returns (3) XXXX and XXXX YTD P&L for XXXX. If the income documents provided require adjustment of qualifying income used, then additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation is sufficient. (Resolved)

(Clear) Income - Tax Transcripts Missing-

Tax transcripts are required to be obtained directly from the IRS via a third party. The XXXX tax transcripts were obtained by the borrower and not a third party.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Extension Missing-

The XXXX Income Tax Extension is missing from the file.

Response 1 (XX/XX/XXXX XX:XXPM)
XXXX business and personal extensions not received (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation is sufficient. Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303955765	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The Borrower has multiple rental properties. Two of these properties, XXXX and XXXX in XXXX are mortgaged, but not escrowed. The loan file contains documentation verifying the tax amounts but not the homeowners insurance that would be required on a mortgaged property. In addition, documentation in the file indicates no HOA on these properties, excluding the likelihood of a master declarations page for either property. Additional conditions may apply as the subject DTI will have to be recalculated if additional debt exists.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The loan file contains information that reflects the borrowers were purchasing an additional property in the same complex. The master insurance and flood insurance reflects two properties with the borrowers' names on there. The additional address as reflected is XXXX. Documentation on that property is required to determine any additional debt for the borrowers. Additional conditions may be applied.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current the escrowed hazard insurance for the subject dwelling. The closing disclosure dated XX/XX/XXXX indicates a premium of XXXX was paid at closing and a monthly escrow amount of XXXX was collected. The loan file does not contain proof of the insurance.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA Supports appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303955764	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Verification Documentation - VOE Self-Employed/Missing-

A VOE is missing from the loan file. The loan file is missing a Verification of Self-Employment for the co-borrower. The loan application indicates the co-borrower was self-employed for XX years. The loan file does not contain documentation supporting the co-borrower's employment as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Appraisal - Other-

There are additional appraisal findings. The lender guidelines do not allow for more than 1 accessory unit; however, the subject property had 2 accessory units. It should be noted, the loan file contained an SLV exception.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	303955763	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo - Documentation- Loan file did not contain required condo documentation. Master HOI, Condo Questionnaire, Condo Budget to validate 10% reserves, Project Review. Response 1 (XX/XX/XXXX XX:XXPM) Still missing Master HOI and Budget with a 10% budget reserve. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Please provide the Condo Master Insurance. In addition, FNMA requires evidence of a 10% budget reserve for condo projects. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived) Response 4 (XX/XX/XXXX XX:XXPM) Documentation is sufficient,. (Resolved0	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303955734	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955738	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955756	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Rider is missing: Business Purpose Rider. Response 1 (XX/XX/XXXX XX:XXPM) Finding Voided. (Void)	(Clear) AUS - Invalid- The AUS is invalid due to either missing conditions or certain items that are outside of allowable tolerances. The AUS dated XX/XX/XXXX reflected a DTI of XXXX%; however, the AUS did not include the subject's PITI. The DTI inclusive of the subject's PITI was XXXX%. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A